Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2013	2012	2011
	(In thousands)
Matching contributions, net of forfeitures	$5,994	$2,750	$1,521
Discretionary stock contributions, net of forfeitures	$26,096	$23,772	$22,331